Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consisted of the following (in thousands):

	Interest Rate	September 30, 2022	December 31, 2021
Term loan, due June 30, 2032	0%	$14,695	$15,430
Total debt		14,695	15,430
Debt, current		1,470	1,470
Debt, non-current		$13,225	$13,960
Principal payments on all debt outstanding as of September 30, 2022 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022 (remaining three months)	$735
2023	1,470
2024	1,470
2025	1,470
2026	1,470
Thereafter	8,080
Total	$14,695
Term Loan
On November 22, 2010, the Company entered into a debt arrangement with a lender, in an amount of $40.0 million (“Term Loan”), for the purpose of financing equipment and tenant improvements at its manufacturing facility in Olive Branch, Mississippi. Pursuant to the original terms, the loan provides for interest-free debt to be repaid in semi-annual payments due on June 30 and December 31 each year. The loan was originally being paid over 24 semi-annual installments through June 30, 2024.
On October 22, 2020, the Company entered into an amended and restated debt arrangement with the lender. The amended and restated debt arrangement temporarily suspended the payments. Starting June 30, 2022, the Company is required to make semi-annual payments of $0.7 million due on June 30 and December 31 each year through June 30, 2032.
The term loan agreement required the Company to invest certain amounts in land, building and equipment and create a certain number of jobs. The term loan agreement, as amended, also includes a covenant for audited consolidated financial statements to be delivered to the lender within 210 days of the Company’s fiscal year end. As of September 30, 2022, the Company was in compliance with these covenants.
Revolving Debt Facility
In October 2019, the Company entered into a secured revolving debt facility pursuant to which the Company may draw amounts in a maximum aggregate principal amount of $200.0 million until January 3, 2020 and $250.0 million after such date, for the purpose of paying payables and other corporate obligations. In October 2019, the Company drew a principal amount of $150.0 million under the facility with weekly maturity dates ranging from 8 days to 364 days. In May 2020, the Company drew the remaining principal amount of $100.0 million available under the facility, which was repayable on May 1, 2021. The facility's original expiration was October 22, 2023, at which time all drawn amounts were to be repaid in full. The interest rate applicable to amounts outstanding under the facility was LIBOR, plus 9.05%. As security for the payment and performance of all obligations under the facility, the Company granted the finance provider a security interest in substantially all of the Company's assets.
Under the original agreement, repaid principal amounts became immediately available to be redrawn under the facility with maturity dates of one year through October 23, 2022. In December 2020, the Company entered into an amendment to replace thirteen weekly draws of approximately $2.9 million each, aggregating to $37.5 million in principal amount, with four notes of approximately $9.4 million each, aggregating to $37.5 million in principal amount.
On March 8, 2021, upon Closing, the facility was repaid in full in the amount of $276.8 million, including accrued interest and future interest through maturity of the notes of $26.8 million prior to the expiration of the limited waiver from the finance provider. Upon repayment of its obligation, the Company recorded a debt extinguishment loss of $10.0 million, and the facility was terminated.
Debt
Debt outstanding consisted of the following (in thousands):

	Interest Rate - December 31,		December 31,
	2021		2021	2020
Term loan, due June 30, 2032	0%		$15,430	$15,430
Revolving debt facility, repaid on March 8, 2021	LIBOR+	9.05%	—	250,000
Debt discount			—	(2,752)
Total debt			15,430	262,678
Debt, current			1,470	247,248
Debt, non-current			$13,960	$15,430
Principal payments on all debt outstanding as of December 31, 2021 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022	$1,470
2023	1,470
2024	1,470
2025	1,470
Thereafter	9,550
Total	$15,430
Term Loan
On November 22, 2010, the Company entered into a debt arrangement with a lender, in an amount of $40.0 million ("Term Loan"), for the purpose of financing equipment and tenant improvements at its manufacturing facility in Olive Branch, Mississippi. Pursuant to the original terms, the loan provides for interest-free debt to be repaid in semi-annual payments due on June 30 and December 31 each year. The loan was originally being paid over 24 semi-annual installments through June 30, 2024.
On October 22, 2020, the Company entered into an amended and restated debt arrangement with the lender. The amended and restated debt arrangement temporarily suspended the payments. Starting June 30, 2022, the Company is required to make semi-annual payments of $0.7 million through June 30, 2032.
The term loan agreement required the Company to invest certain amounts in land, building and equipment and create a certain number of jobs. The term loan agreement, as amended, also includes a covenant for audited consolidated financial statements to be delivered to the lender within 210 days of the Company’s fiscal year end. As of December 31, 2021, the Company was in compliance with these covenants.
Equipment Loan
In June 2017, the Company entered into an Equipment Loan Agreement with a lender for a committed facility up to $60.0 million (Equipment Loan), within which $20.0 million was subject to further approval by the lender. In 2017, the Company drew down proceeds of $40.0 million in the form of promissory note. The loan bore interest at a rate of 12.25% to 12.5% per annum, compounded on a monthly basis and is payable over 48 months with principal payments starting the 13th month from the drawdown date. The last months principal and interest amount were paid in advance. The loan contained an end of term balloon payment of $5.6 million and the facility fees are $0.3 million each year until the secured obligations are paid in full. The loan is collateralized by specific fixed assets purchased with the proceeds. For the year ended December 31, 2019, the Company recorded interest expense of $4.8 million. In October 2019, the loan and end of term balloon amount were repaid in full prior to its maturity. Upon the prepayment of the term loan, the Company recorded $3.0 million as a loss on extinguishment of debt in the consolidated statement of comprehensive loss.
Revolving Debt Facility
In October 2019, the Company entered into a secured revolving debt facility pursuant to which the Company may draw amounts in a maximum aggregate principal amount of $200.0 million until January 3, 2020 and $250.0 million after such date, for the purpose of paying payables and other corporate obligations. In October 2019, the Company drew a principal amount of $150.0 million under the facility with weekly maturity dates ranging from 8 days to 364 days. In May 2020, the Company drew the remaining principal amount of $100.0 million available under the facility, which was repayable on May 1, 2021. The facility's original expiration was October 22, 2023, at which time all drawn amounts were to be repaid in full. The interest rate applicable to amounts outstanding under the facility was LIBOR, plus 9.05%. As security for the payment and performance of all obligations under the facility, the Company granted the finance provider a security interest in substantially all of the Company's assets.
Under the original agreement, repaid principal amounts became immediately available to be redrawn under the facility with maturity dates of one year through October 23, 2022. As of December 31, 2020, the Company’s available borrowing capacity was nil. As of December 31, 2020, the Company classified the outstanding balance of $250.0 million as a current liability because the Company was in violation of the stockholders’ equity covenant as of such date and the limited waiver from the finance provider waived such violation only through March 31, 2021.
In December 2020, the Company entered into an amendment to replace thirteen weekly draws of approximately $2.9 million each, aggregating to $37.5 million in principal amount, with four notes of approximately $9.4 million each, aggregating to $37.5 million in principal amount.
On March 8, 2021, upon Closing, the facility was repaid in full in the amount of $276.8 million, including accrued interest and future interest through maturity of the notes of $26.8 million prior to the expiration of the limited waiver from the finance provider. Upon repayment of its obligation, the Company recorded a debt extinguishment loss of $10.0 million, and the facility was terminated.